Interest Rate Derivatives - Schedule of Derivative Liabilities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	May 18, 2018
Derivative [Line Items]
Fair Value	$ (28,442)	$ (14,990)
Interest Rate Swap, 2.48% and 3.05%
Derivative [Line Items]
Derivative, LIBOR floor	0.00%	0.00%
Interest Rate Swap, 2.48%
Derivative [Line Items]
Notional Amount	$ 225,000	$ 225,000
Fair Value	$ (11,163)	$ (6,159)
Fixed Rate Paid	2.48%	2.48%
Interest Rate Swap, 3.05%
Derivative [Line Items]
Notional Amount	$ 75,000	$ 75,000
Fair Value	$ (4,654)	$ (3,348)
Fixed Rate Paid	3.05%	3.05%
Interest Rate Collar
Derivative [Line Items]
Notional Amount	$ 300,000	$ 300,000
Fair Value	$ (12,625)	$ (5,359)
Fixed Rate Paid	3.70%	3.70%
Derivative, LIBOR floor	2.45%	2.45%	0.00%
Interest Rate Swap, 2.33%
Derivative [Line Items]
Notional Amount		$ 275,000
Fair Value		$ (124)
Fixed Rate Paid		2.33%
Derivative, LIBOR floor		1.00%